LEASE (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
LEASE
2020	$ 97,474
2021	97,474
2022 and thereafter	0
Total lease payments	194,948
Less: imputed interest	(6,011)
Present value of lease liabilities	$ 188,937	$ 0